Property, Plant and Equipment, net - Schedule of long-lived assets by geographic locations (Details) - USD ($) $ in Thousands	Sep. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, net	$ 50,393	$ 43,729	$ 33,535
United States [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, net	48,359	42,264	32,977
International [member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, net	$ 2,034	$ 1,465	$ 558